TAX STATUS	12 Months Ended
Dec. 31, 2025
ECOLAB SAVINGS PLAN AND ESOP
TAX STATUS
TAX STATUS

5. TAX STATUS

The Plan constitutes a qualified plan and trust under Section 401(a) of the Code and therefore is exempt from federal income taxes under provisions of Section 501(a). The Plan consists of a profit sharing portion and a stock bonus portion. The stock bonus portion constitutes an employee stock ownership plan within the meaning of Section 4975(e)(7) of the Code. The Plan also complies with the provisions of Section 401(k) of the Code. A tax qualification letter, dated September 17, 2021, was received from the Internal Revenue Service (IRS). The letter stated that the Plan, as designed through December 18, 2020, was in compliance with the applicable requirements of the Code. The Plan has been amended since receiving the tax qualification letter. However, the Plan Administrator believes the Plan is currently designed and being operated in compliance with the applicable requirements of the Code and therefore believes the Plan is qualified and tax-exempt, as described above. Therefore, no provision for income taxes has been included in the Plan's financial statements.

With the merger of the Nalco Savings Plan in 2013, the Plan acquired a small number of Puerto Rico participants. The Plan was amended to incorporate required provisions of the Puerto Rico tax code and has received a favorable determination letter dated June 11, 2018 from the Puerto Rico Treasury Department that the Plan as amended is designed in accordance with the applicable provisions of the 2011 Puerto Rico tax code. The Plan has been amended since receiving the tax qualification letter. However, the Plan Administrator believes the Plan is currently designed and being operated in compliance with the applicable requirements of the Puerto Rico Internal Revenue Code and therefore believes the Plan is qualified and tax-exempt. Therefore, no provision for Puerto Rico income taxes has been included in the Plan’s financial statements.

U.S. GAAP requires plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan Administrator has analyzed tax positions taken by the Plan and has concluded that, as of December 31, 2025, there are no uncertain tax positions taken, or expected to be taken, that would require recognition of a liability or that would require disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no tax audits for any periods in progress.